UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21875
Investment Company Act File Number
Dividend Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Dividend Income Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 92.8%

Security	Shares	Value
Aerospace & Defense — 6.7%
General Dynamics Corp.	117,300	$6,654,429
Lockheed Martin Corp.	82,800	6,792,912
Raytheon Co.	130,170	6,589,205
United Technologies Corp.	25,828	1,239,486

		$21,276,032

Auto Components — 0.6%
Johnson Controls, Inc.	156,327	$1,955,651

		$1,955,651

Capital Markets — 2.5%
Franklin Resources, Inc.	36,567	$1,770,574
Northern Trust Corp.	110,000	6,327,200

		$8,097,774

Chemicals — 0.5%
Potash Corp. of Saskatchewan, Inc.	20,000	$1,497,200

		$1,497,200

Commercial Services & Supplies — 2.2%
Waste Management, Inc.	230,000	$7,173,700

		$7,173,700

Computers & Peripherals — 2.9%
Hewlett-Packard Co.	60,000	$2,085,000
International Business Machines Corp.	79,781	7,311,929

		$9,396,929

Construction & Engineering — 0.4%
Fluor Corp.	32,000	$1,244,800

		$1,244,800

Diversified Financial Services — 1.1%
JPMorgan Chase & Co.	135,000	$3,443,850

		$3,443,850

Diversified Telecommunication Services — 7.3%
AT&T, Inc.	126,880	$3,123,786
Deutsche Telekom AG	150,000	1,810,131
France Telecom SA	260,000	5,826,355
Koninklijke KPN N.V.	400,000	5,324,217
Telefonos de Mexico SA de CV ADR	62,130	1,100,322
Verizon Communications, Inc.	201,109	6,007,126

		$23,191,937

Electric Utilities — 8.4%
E.ON AG	121,018	$3,898,111
E.ON AG ADR	2	64
Endesa SA	120,000	3,695,879
FirstEnergy Corp.	112,500	5,623,875
Fortum Oyj	76,092	1,484,508
FPL Group, Inc.	120,000	6,186,000
Iberdrola SA	750,000	5,838,624

		$26,727,061

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Security	Shares	Value
Energy Equipment & Services — 2.1%
Diamond Offshore Drilling, Inc.	72,688	$4,561,899
Schlumberger, Ltd.	55,559	2,267,363

		$6,829,262

Food & Staples Retailing — 3.5%
CVS Caremark Corp.	150,000	$4,032,000
Wal-Mart Stores, Inc.	152,800	7,199,936

		$11,231,936

Food Products — 2.8%
Cadbury Schweppes PLC ADR	62,524	$2,019,525
Nestle SA	201,587	6,966,707

		$8,986,232

Gas Utilities — 1.9%
GDF Suez	156,000	$5,968,445

		$5,968,445

Health Care Equipment & Supplies — 1.8%
Covidien, Ltd.	152,400	$5,843,016

		$5,843,016

Hotels, Restaurants & Leisure — 2.5%
McDonald’s Corp.	136,400	$7,913,928

		$7,913,928

Household Products — 0.4%
Kimberly-Clark de Mexico SA de CV	362,500	$1,183,329

		$1,183,329

Industrial Conglomerates — 1.3%
Siemens AG	75,000	$4,223,399

		$4,223,399

Insurance — 5.9%
Chubb Corp.	153,000	$6,514,740
MetLife, Inc.	205,000	5,889,650
Travelers Companies, Inc. (The)	166,692	6,440,979

		$18,845,369

Media — 2.2%
Comcast Corp., Class A	272,080	$3,985,972
Vivendi	111,855	2,881,458

		$6,867,430

Metals & Mining — 2.3%
BHP Billiton, Ltd. ADR	135,000	$5,067,900
Compass Minerals International, Inc.	38,900	2,340,613

		$7,408,513

Multiline Retail — 1.0%
Target Corp.	103,817	$3,239,090

		$3,239,090

Oil, Gas & Consumable Fuels — 13.0%
BP PLC ADR	130,000	$5,521,100
Chevron Corp.	88,400	6,233,968
ENI SpA	335,000	7,085,677
Exxon Mobil Corp.	103,529	7,917,898
Occidental Petroleum Corp.	131,160	7,154,778
Total SA ADR	150,260	7,479,943

		$41,393,364

2

Security	Shares	Value
Pharmaceuticals — 12.9%
AstraZeneca PLC	200,000	$7,706,891
Johnson & Johnson	116,785	6,737,327
Merck & Co., Inc.	259,967	7,422,058
Novartis AG ADR	149,000	6,147,740
Pfizer, Inc.	400,000	5,832,000
Schering-Plough Corp.	406,720	7,142,003

		$40,988,019

Road & Rail — 0.7%
Canadian Pacific Railway, Ltd.	70,000	$2,118,200

		$2,118,200

Tobacco — 3.9%
Imperial Tobacco Group PLC	235,000	$6,425,963
Philip Morris International, Inc.	161,845	6,012,542

		$12,438,505

Wireless Telecommunication Services — 2.0%
Vodafone Group PLC	3,500,000	$6,500,643

		$6,500,643

Total Common Stocks (identified cost $345,201,557)		$295,983,614

Short-Term Investments — 6.6%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.23%(1)	21,019	$21,018,664

Total Short-Term Investments (identified cost $21,018,664)		$21,018,664

Total Investments — 99.4% (identified cost $366,220,221)		$317,002,278

Other Assets, Less Liabilities — 0.6%		$1,878,487

Net Assets — 100.0%		$318,880,765

ADR	- American Depository Receipt

(1)
Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $48,326.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	65.6%	$209,229,945
United Kingdom	8.8	28,174,123
France	7.0	22,156,200
Switzerland	4.1	13,114,447
Germany	3.1	9,931,706
Spain	3.0	9,534,503
Italy	2.2	7,085,677
Netherlands	1.7	5,324,217
Australia	1.6	5,067,900
Canada	1.1	3,615,400
Mexico	0.7	2,283,652
Finland	0.5	1,484,508

Total	99.4%	$317,002,278

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$369,628,655

Gross unrealized appreciation	$2,596,296
Gross unrealized depreciation	(55,222,673)

Net unrealized depreciation	$(52,626,377)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$251,427,293
Level 2	Other Significant Observable Inputs	65,574,985
Level 3	Significant Unobservable Inputs	—

Total		$317,002,278

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Dividend Income Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009